DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		$ (262)	$ 324	$ 0
Cash Flow Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(262)	324	0
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		237	(18)	0
Gain (Loss) Recognized in Income	[1]	(12)	(12)	0
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		(340)	108	0
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		206	0	0
Gain (Loss) Recognized in Income	[1]	0	0	0
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)		78	216	0
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		31	(18)	0
Gain (Loss) Recognized in Income	[1]	(12)	(12)	0
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		(263)	(709)	657
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		157	(116)	96
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		(420)	(593)	561
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		(206)	84	116
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		206	(84)	(116)
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		113	43	746
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income		$ (113)	$ (43)	$ (746)

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.